Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Deferred Income Tax Liabilities, Net	$ 49,660	$ 32,282
Tax Credit Carryforward, Valuation Allowance	2,300
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	494	$ (0)
Forecast [Member]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	500
New York State Division of Taxation and Finance [Member]
Tax Credit Carryforward, Amount	700
Wisconsin Department of Revenue [Member]
Tax Credit Carryforward, Amount	$ 1,600